Prepaid Expenses and Other Current Assets (Details)	6 Months Ended
Jan. 31, 2026 USD ($)
Prepaid Expenses and Other Current Assets [Abstract]
Aggregate amount	$ 35,920,947
Percentage of reserve requirement	100.00%